INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 14, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust
(filing relates to State Street/Ramius Managed Futures Strategy Fund (the “Fund”)
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing a Preliminary Proxy Statement relating to the State Street/Ramius Managed Futures Strategy Fund (the “Fund”) for the purpose of appointing PGR Capital LLP  and QMS Capital Management LP as new Trading Advisors for the Fund.

Please contact the undersigned at (626) 914-1360 with any comments or questions relating to the filing.

Sincerely,

/s/Joy Ausili
Joy Ausili
Secretary